SUBSEQUENT EVENTS (Details Narrative) - Maximum [Member] - Globis Acquisition Corp [Member] - USD ($)	Jan. 31, 2022	Jan. 27, 2022	Dec. 29, 2021	Oct. 13, 2021	Jul. 19, 2021
Subsequent Event [Line Items]
Debt instrument principal value			$ 5,000,000	$ 3,000,000	$ 2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument principal value	$ 7,000,000	$ 7,000,000